Consolidated Statements of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net income (including non-controlling interests)	$ 1,022	$ 9,538	$ 15,565
Derivative financial instruments:
(Loss) gain arising during the period	(461)	1,664	2,921
Reclassification adjustments for loss (gain) included in the consolidated statements of operations and financial position (basis adjustments)	15	(1,899)	(384)
Derivative financial instruments	(446)	(235)	2,537
Exchange differences arising on translation of foreign operations:
Gain (loss) arising during the period	1,013	(1,630)	(960)
Reclassification adjustments for loss included in the consolidated statements of operations	1,469	0	105
Exchange differences arising on translation of foreign operations	2,482	(1,630)	(855)
Share of other comprehensive income related to associates and joint ventures
(Loss) gain arising during the period	(111)	46	509
Reclassification adjustments for gain included in the consolidated statements of operations and financial position (basis adjustments)	(479)	(506)	(266)
Share of other comprehensive income (loss) related to associates and joint ventures	(590)	(460)	243
Income tax benefit (expense) related to components of other comprehensive income that can be recycled to the consolidated statements of operations	16	(112)	(705)
Investments in equity instruments at FVOCI:
(Loss) gain arising during the period	(113)	(27)	764
Share of other comprehensive gain (loss) related to associates and joint ventures	5	(25)	(2)
Investments in equity instruments at FVOCI	(108)	(52)	762
Employee benefits - Recognized actuarial (loss) gain	(103)	815	636
Share of other comprehensive income related to associates and joint ventures	5	32	21
Other comprehensive income net of tax, gains losses on remeasurements of defined benefit plans	(98)	847	657
Income tax benefit (expense) related to components of other comprehensive income (loss) that cannot be recycled to the consolidated statements of operations	18	(193)	(313)
Other comprehensive income (loss)	1,274	(1,835)	2,326
Equity holders of the parent	1,258	(1,785)	2,365
Non-controlling interests	16	(50)	(39)
Total comprehensive income (loss)	2,296	7,703	17,891
Total comprehensive income attributable to:
Equity holders of the parent	2,177	7,517	17,321
Non-controlling interests	$ 119	$ 186	$ 570